Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Salaries and short-term employee benefits			$ 968	$ 834
Consultant fees			125	137
Share-based compensation costs			278	143
Post-employment benefits including defined contribution plan benefits of $23 in 2021 and $15 in 2020			38	41
Key management personnel compensation			1,409	1,155
Salaries and short-term employee benefits			734	837
Post-employment benefits including defined contribution plan benefits of $13 in 2021 and $16 in 2020			114	141
Share-based compensation costs			14	(98)
Other employees compensation			862	880
Cost of inventory used and services provided	$ 31	$ 33	72	907
Professional fees			2,053	1,380
Consulting fees			397	419
Insurance			661	645
Third-party research and development			838	175
Travel			57	51
Marketing services			212	32
Laboratory supplies			96	24
Other goods and services			115	72
Leasing costs			92	104
Gain on modification of building lease				(219)
Depreciation and amortization			105	178
Operating foreign exchange losses (gains)			66	(60)
Total operating expenses (note 11)	$ 2,420	$ 1,868	$ 7,035	$ 5,743